Not FDIC Insured May Lose Value No Bank Guarantee
PIF7-Q1PH

Schedules of Investments
(unaudited)
Putnam Large Cap Growth Fund 2
Putnam U.S. Research Fund 5
Notes to Schedules of Investments 12

Putnam Investment Funds
Schedule of Investments (unaudited), October 31, 2025
Putnam Large Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 98.8%
Aerospace & Defense 2.1%
General Electric Co. ................................................. 711,878 $ 219,934,708
TransDigm Group, Inc. ............................................... 58,480 76,521,665
296,456,373
Automobiles 4.2%
a
Tesla, Inc. ......................................................... 1,272,121 580,799,564
a
Biotechnology 1.5%
AbbVie, Inc. ....................................................... 969,323 211,351,187
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................................... 2,950,479 720,565,981
a
Building Products 0.8%
Trane Technologies plc ............................................... 261,979 117,536,878
Capital Markets 1.0%
Nasdaq, Inc. ....................................................... 1,254,786 107,271,655
S&P Global, Inc. .................................................... 54,344 26,476,940
133,748,595
Chemicals 0.7%
Sherwin-Williams Co. (The) ............................................ 265,209 91,481,193
Commercial Services & Supplies 0.6%
Waste Connections, Inc. .............................................. 465,847 78,113,225
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................................. 775,975 122,363,498
a
Construction Materials 0.9%
Vulcan Materials Co. ................................................. 439,743 127,305,599
Consumer Finance 0.7%
Capital One Financial Corp. ........................................... 462,298 101,700,937
Electric Utilities 0.7%
Constellation Energy Corp. ............................................ 277,503 104,618,631
Electrical Equipment 1.3%
GE Vernova, Inc. .................................................... 302,174 176,814,094
Entertainment 3.0%
a
Live Nation Entertainment, Inc. ......................................... 467,830 69,954,620
a
Netflix, Inc. ........................................................ 223,995 250,619,046
a
Spotify Technology SA ................................................ 152,687 100,058,845
420,632,511
Financial Services 4.4%
Mastercard, Inc. , A .................................................. 667,710 368,569,243
Visa, Inc. , A ........................................................ 732,903 249,729,368
618,298,611
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................................... 1,432,905 103,097,515
Health Care Equipment & Supplies 2.2%
a
Boston Scientific Corp. ............................................... 826,128 83,207,612
a
IDEXX Laboratories, Inc. .............................................. 102,618 64,599,057

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. ................................................ 300,518 $ 160,560,757
308,367,426
Hotels, Restaurants & Leisure 2.2%
a
DoorDash, Inc. , A ................................................... 417,768 106,267,646
Hilton Worldwide Holdings, Inc. ......................................... 433,645 111,429,419
Starbucks Corp. .................................................... 989,295 80,004,287
297,701,352
Interactive Media & Services 6.5%
Alphabet, Inc. , C .................................................... 1,839,310 518,354,344
Meta Platforms, Inc. , A ............................................... 603,097 391,017,940
909,372,284
IT Services 0.9%
a
Shopify, Inc. , A ..................................................... 417,102 72,517,353
a
Snowflake, Inc. , A ................................................... 219,133 60,235,279
132,752,632
Life Sciences Tools & Services 0.7%
Lonza Group AG .................................................... 142,680 98,525,091
Machinery 0.7%
Caterpillar, Inc. ..................................................... 171,834 99,192,895
Pharmaceuticals 3.5%
Eli Lilly & Co. ...................................................... 474,064 409,050,863
Galderma Group AG ................................................. 456,503 84,778,138
493,829,001
Real Estate Management & Development 1.5%
a
CBRE Group, Inc. , A ................................................. 948,323 144,552,875
a
CoStar Group, Inc. .................................................. 1,054,997 72,594,344
217,147,219
Semiconductors & Semiconductor Equipment 24.1%
a
Advanced Micro Devices, Inc. .......................................... 834,057 213,618,679
Broadcom, Inc. ..................................................... 2,562,648 947,231,580
Lam Research Corp. ................................................. 920,302 144,910,753
NVIDIA Corp. ...................................................... 10,250,796 2,075,683,682
3,381,444,694
Software 17.2%
a
AppLovin Corp. , A ................................................... 118,174 75,315,835
a
Cadence Design Systems, Inc. ......................................... 646,545 218,978,326
Microsoft Corp. ..................................................... 3,274,335 1,695,483,406
Oracle Corp. ....................................................... 522,936 137,328,223
a
Palantir Technologies, Inc. , A ........................................... 565,059 113,277,378
a
ServiceNow, Inc. .................................................... 183,560 168,743,037
2,409,126,205
Specialized REITs 0.8%
American Tower Corp. ................................................ 609,351 109,061,642
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc. ........................................................ 4,918,641 1,329,852,967

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Large Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 16 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
a
Pure Storage, Inc. , A ................................................. 296,154 $ 29,230,400
1,359,083,367
Total Common Stocks (Cost $ 5,180,269,182 ) ....................................
13,820,488,200
a a a a
Short Term Investments 1.3%
a
Management Investment Companies 1.3%
b,c
Putnam Short Term Investment Fund , Class P , 4.371% ....................... 176,601,682 176,601,682
Total Management Investment Companies (Cost $ 176,601,682 ) ...................
176,601,682
a
Money Market Funds 0.0%
†
b,c
Putnam Government Money Market Fund , Class G , 4.022% ................... 1,084,180 1,084,180
Total Money Market Funds (Cost $ 1,084,180 ) ...................................
1,084,180
Total Short Term Investments (Cost $ 177,685,862 ) ...............................
177,685,862
a
Total Investments (Cost $ 5,357,955,044 ) 100.1% ................................
$13,998,174,062
Other Assets, less Liabilities (0.1) % ...........................................
(3,682,416)
Net Assets 100.0% ...........................................................
$13,994,491,646
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited), October 31, 2025
Putnam U.S. Research Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 13,032 $ 3,213,316
Northrop Grumman Corp. ............................. United States 5,423 3,164,049
RTX Corp. ........................................ United States 23,422 4,180,827
10,558,192
Air Freight & Logistics 0.8%
FedEx Corp. ....................................... United States 22,301 5,660,440
Automobiles 2.8%
General Motors Co. .................................. United States 24,053 1,661,822
a
Tesla, Inc. ......................................... United States 37,672 17,199,528
18,861,350
Banks 2.3%
Citigroup, Inc. ...................................... United States 78,847 7,981,682
JPMorgan Chase & Co. ............................... United States 21,139 6,576,766
PNC Financial Services Group, Inc. (The) ................. United States 5,899 1,076,862
15,635,310
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 95,516 6,581,052
Keurig Dr Pepper, Inc. ................................ United States 44,185 1,200,065
PepsiCo, Inc. ...................................... United States 8,511 1,243,372
9,024,489
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 24,460 5,333,258
Gilead Sciences, Inc. ................................ United States 17,143 2,053,560
Regeneron Pharmaceuticals, Inc. ....................... United States 6,137 4,000,097
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,811 770,707
12,157,622
Broadline Retail 4.6%
a
Amazon.com, Inc. ................................... United States 124,925 30,509,184
Building Products 0.4%
Trane Technologies plc ............................... United States 6,363 2,854,760
Capital Markets 2.0%
BlackRock, Inc. ..................................... United States 3,232 3,499,642
Charles Schwab Corp. (The) ........................... United States 39,616 3,744,504
CME Group, Inc. .................................... United States 6,544 1,737,367
Nasdaq, Inc. ....................................... United States 18,809 1,607,982
TPG, Inc., A ....................................... United States 52,857 2,909,249
13,498,744
Chemicals 1.0%
Corteva, Inc. ....................................... United States 32,321 1,985,802
DuPont de Nemours, Inc. ............................. United States 34,264 2,797,656
Linde plc .......................................... United States 1,031 431,267
PPG Industries, Inc. ................................. United States 15,170 1,482,867
a
Solstice Advanced Materials, Inc. ....................... United States 5,990 269,981
6,967,573
Commercial Services & Supplies 0.5%
Cintas Corp. ....................................... United States 5,636 1,032,910
a
Copart, Inc. ........................................ United States 27,374 1,177,356

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 8,689 $ 1,456,971
3,667,237
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 184,761 13,507,877
Construction Materials 0.7%
CRH plc .......................................... United States 36,729 4,374,424
Consumer Finance 1.0%
Capital One Financial Corp. ........................... United States 31,114 6,844,769
Consumer Staples Distribution & Retail 1.9%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 9,918 875,363
Costco Wholesale Corp. .............................. United States 3,070 2,798,151
Target Corp. ....................................... United States 13,462 1,248,197
a
US Foods Holding Corp. .............................. United States 6,919 502,458
Walmart, Inc. ...................................... United States 75,003 7,588,803
13,012,972
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................... United States 49,238 1,218,641
Electric Utilities 1.9%
Constellation Energy Corp. ............................ United States 3,361 1,267,097
NextEra Energy, Inc. ................................. United States 40,417 3,289,944
NRG Energy, Inc. ................................... United States 19,656 3,378,080
PPL Corp. ......................................... United States 48,382 1,766,910
Southern Co. (The) .................................. United States 17,749 1,669,116
Xcel Energy, Inc. .................................... United States 14,417 1,170,228
12,541,375
Electrical Equipment 0.5%
GE Vernova, Inc. .................................... United States 5,403 3,161,511
Entertainment 3.0%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 14,230 1,420,865
a
Live Nation Entertainment, Inc. ......................... United States 22,643 3,385,808
a
Netflix, Inc. ........................................ United States 4,123 4,613,060
a
ROBLOX Corp., A ................................... United States 23,817 2,708,469
a
Spotify Technology SA ................................ United States 2,699 1,768,709
Walt Disney Co. (The) ................................ United States 55,609 6,262,686
20,159,597
Financial Services 4.0%
Apollo Global Management, Inc. ........................ United States 23,260 2,891,451
a
Berkshire Hathaway, Inc., B ............................ United States 14,856 7,094,334
Corebridge Financial, Inc. ............................. United States 30,122 980,772
Mastercard, Inc., A .................................. United States 17,394 9,601,314
a
Toast, Inc., A ....................................... United States 27,513 994,320
Visa, Inc., A ........................................ United States 14,256 4,857,589
26,419,780
Food Products 0.2%
Mondelez International, Inc., A .......................... United States 20,862 1,198,731
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 13,800 3,041,106

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.8%
Abbott Laboratories .................................. United States 14,704 $ 1,817,708
Becton Dickinson & Co. ............................... United States 16,722 2,988,389
a
Boston Scientific Corp. ............................... United States 27,830 2,803,038
a
Dexcom, Inc. ....................................... United States 12,385 721,055
a
Intuitive Surgical, Inc. ................................ United States 4,816 2,573,092
Medtronic plc ...................................... United States 12,974 1,176,742
12,080,024
Health Care Providers & Services 2.2%
Cardinal Health, Inc. ................................. United States 4,682 893,185
Cencora, Inc. ...................................... United States 952 321,595
Cigna Group (The) .................................. United States 3,683 900,162
CVS Health Corp. ................................... United States 17,553 1,371,767
HCA Healthcare, Inc. ................................. United States 2,086 958,893
Humana, Inc. ...................................... United States 639 177,763
McKesson Corp. .................................... United States 5,934 4,814,492
UnitedHealth Group, Inc. .............................. United States 15,202 5,192,395
14,630,252
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 18,429 3,336,386
Hotels, Restaurants & Leisure 0.6%
a
Chipotle Mexican Grill, Inc., A .......................... United States 33,966 1,076,383
McDonald's Corp. ................................... United States 7,384 2,203,607
Starbucks Corp. .................................... United States 11,404 922,241
4,202,231
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 29,227 4,394,864
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................... United States 23,961 4,824,068
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 24,195 3,002,358
Insurance 2.7%
Allstate Corp. (The) .................................. United States 28,124 5,386,308
American International Group, Inc. ...................... United States 46,967 3,708,514
Aon plc, A ......................................... United States 5,077 1,729,632
Arch Capital Group Ltd. ............................... United States 21,755 1,877,674
Assured Guaranty Ltd. ............................... United States 6,751 543,996
AXA SA ........................................... France 13,042 565,872
Progressive Corp. (The) .............................. United States 8,270 1,703,620
Prudential plc ...................................... Hong Kong 148,351 2,063,279
Unum Group ....................................... United States 9,073 666,140
18,245,035
Interactive Media & Services 7.2%
Alphabet, Inc., A .................................... United States 110,701 31,128,014
Meta Platforms, Inc., A ............................... United States 26,281 17,039,287
48,167,301
Life Sciences Tools & Services 1.9%
a
Bio-Rad Laboratories, Inc., A ........................... United States 10,580 3,380,839
Danaher Corp. ..................................... United States 5,480 1,180,282

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. .......................... United States 14,300 $ 8,113,677
12,674,798
Machinery 1.4%
Fortive Corp. ....................................... United States 55,218 2,779,674
Ingersoll Rand, Inc. .................................. United States 26,572 2,028,241
Otis Worldwide Corp. ................................ United States 46,224 4,287,738
9,095,653
Media 0.1%
a
Charter Communications, Inc., A ........................ United States 3,774 882,512
Metals & Mining 0.6%
Barrick Mining Corp. ................................. Canada 47,312 1,551,834
Glencore plc ....................................... Australia 487,577 2,335,771
3,887,605
Multi-Utilities 0.5%
Ameren Corp. ...................................... United States 29,095 2,968,272
CenterPoint Energy, Inc. .............................. United States 15,243 582,892
3,551,164
Oil, Gas & Consumable Fuels 3.2%
a
Antero Resources Corp. .............................. United States 29,129 900,377
BP plc ............................................ United States 222,226 1,301,980
Cenovus Energy, Inc. ................................ Canada 184,554 3,118,555
ConocoPhillips ..................................... United States 35,718 3,173,902
Exxon Mobil Corp. ................................... United States 83,359 9,532,935
Shell plc .......................................... United States 83,771 3,140,527
21,168,276
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 45,133 1,367,530
Pharmaceuticals 2.7%
Eli Lilly & Co. ...................................... United States 11,401 9,837,467
a
Innoviva, Inc. ...................................... United States 59,700 1,086,540
Johnson & Johnson ................................. United States 26,442 4,994,100
Merck & Co., Inc. ................................... United States 23,948 2,059,049
17,977,156
Semiconductors & Semiconductor Equipment 17.0%
a
Advanced Micro Devices, Inc. .......................... United States 26,407 6,763,361
Analog Devices, Inc. ................................. United States 28,401 6,649,526
Broadcom, Inc. ..................................... United States 69,305 25,617,207
a
Intel Corp. ......................................... United States 176,744 7,067,992
Lam Research Corp. ................................. United States 61,413 9,670,091
Marvell Technology, Inc. .............................. United States 98,389 9,222,985
NVIDIA Corp. ...................................... United States 237,865 48,165,284
QUALCOMM, Inc. ................................... United States 3,182 575,624
113,732,070
Software 8.9%
a
AppLovin Corp., A ................................... United States 2,753 1,754,569
Microsoft Corp. ..................................... United States 94,495 48,930,456
a
Palantir Technologies, Inc., A ........................... United States 43,389 8,698,193
59,383,218

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 1.0%
American Tower Corp. ................................ United States 36,490 $ 6,530,980
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 11,205 4,253,306
TJX Cos., Inc. (The) ................................. United States 20,871 2,924,862
7,178,168
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. ........................................ United States 124,100 33,552,917
a
Pure Storage, Inc., A ................................. United States 104,123 10,276,940
43,829,857
Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., A ................................ United States 37,917 768,957
NIKE, Inc., B ....................................... United States 3,321 214,503
a
On Holding AG, A ................................... Switzerland 27,267 1,012,969
1,996,429
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 25,323 3,654,869
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 3,096 2,697,173
Total Common Stocks (Cost $357,234,384) ...................................
657,365,661
Principal
Amount
*
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Notes , 1.625%, 5/15/31 .................... United States 138,000 123,402
Total U.S. Government and Agency Securities (Cost $123,402) ..................
123,402
Total Long Term Investments (Cost $357,357,786) .............................
657,489,063
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 861,160 25,912,304 4,381
Total Options Purchased (Cost $26,481) ......................................
4,381
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
c
U.S. Treasury Bills ,
d
1.9%, 11/06/25 .................................... United States 700,000 699,778

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c
U.S. Treasury Bills, (continued)
3.54%, 12/04/25 ................................... United States 200,000 $ 199,333
899,111
Total U.S. Government and Agency Securities (Cost $898,849) ..................
899,111
Shares
Management Investment Companies 1.4%
e,f
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 9,567,610 9,567,610
Total Management Investment Companies (Cost $9,567,610) ...................
9,567,610
Total Short Term Investments (Cost $10,466,459 ) ..............................
10,466,721
a
Total Investments (Cost $367,850,726) 100.0% ................................
$667,960,165
Other Assets, less Liabilities 0.0%
†
..........................................
451,062
Net Assets 100.0% .........................................................
$668,411,227
a a a
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the value of this security pledged amounted to
$119,962, representing less than 0.1% net assets.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam U.S. Research Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At October 31, 2025, the Fund had the following futures contracts outstanding.
At October 31, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 16 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 4 $ 1,374,800 12/19/25 $ 34,188
Total Futures Contracts ...................................................................... $34,188
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... BZWS Buy 8,736,200 1,122,864 11/19/25 $ 1,763 $ —
Hong Kong Dollar ... GSCO Sell 978,400 125,752 11/19/25 — (200)
Hong Kong Dollar ... HSBK Sell 7,064,000 907,736 11/19/25 — (1,626)
British Pound ...... BOFA Sell 2,167,900 2,938,307 12/17/25 90,183 —
British Pound ...... BZWS Sell 105,700 143,261 12/17/25 4,395 —
British Pound ...... GSCO Sell 45,100 61,127 12/17/25 1,876 —
British Pound ...... MSCO Buy 141,800 188,353 12/17/25 — (2,060)
British Pound ...... MSCO Sell 1,224,900 1,661,034 12/17/25 51,796 —
British Pound ...... UBSW Sell 1,177,100 1,596,206 12/17/25 49,767 —
British Pound ...... WPAC Sell 1,002,600 1,359,576 12/17/25 42,389 —
Danish Krone ...... BOFA Sell 8,019,300 1,268,152 12/17/25 26,772 —
Danish Krone ...... CITI Sell 6,365,700 1,006,554 12/17/25 21,150 —
Danish Krone ...... JPHQ Buy 14,476,000 2,288,792 12/17/25 — (47,921)
Euro ............. BZWS Buy 72,800 85,853 12/17/25 — (1,731)
Euro ............. GSCO Sell 524,900 611,531 12/17/25 4,998 —
Euro ............. MSCO Sell 474,900 559,932 12/17/25 11,176 —
Euro ............. UBSW Sell 873,100 1,029,420 12/17/25 20,535 —
Swedish Krona ..... MSCO Sell 21,496,500 2,318,059 12/17/25 49,362 —
Canadian Dollar .... BOFA Sell 850,700 610,111 1/14/26 1,298 —
Canadian Dollar .... BZWS Sell 2,252,800 1,615,130 1/14/26 2,886 —
Canadian Dollar .... CITI Sell 1,801,600 1,291,481 1/14/26 2,144 —
Canadian Dollar .... HSBK Buy 655,800 470,425 1/14/26 — (1,093)
Canadian Dollar .... JPHQ Sell 1,856,400 1,328,629 1/14/26 73 —
Canadian Dollar .... MSCO Buy 1,720,900 1,229,945 1/14/26 1,637 —
Canadian Dollar .... SSBT Buy 622,900 447,337 1/14/26 — (1,551)
Canadian Dollar .... TDOM Buy 503,400 360,302 1/14/26 — (38)
Canadian Dollar .... TDOM Sell 1,036,100 742,204 1/14/26 707 —
Canadian Dollar .... UBSW Sell 1,942,500 1,393,089 1/14/26 2,915 —
Total Forward Exchange Contracts ................................................... $387,822 $(56,220)
Net unrealized appreciation (depreciation) ............................................ $331,602
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, two of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
Effective September 30, 2025, Putnam Research Fund was renamed Putnam U.S. Research Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
October 31, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Large Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.022% . $— $54,398,847 $(53,314,667) $— $— $1,084,180 1,084,180 $241
Putnam Short Term Investment
Fund, Class P, 4.371% ...... 89,162,578 545,697,168 (458,258,064) — — 176,601,682 176,601,682 1,361,618
Total Affiliated Securities ... $89,162,578 $600,096,015 $(511,572,731) $— $— $177,685,862 $1,361,859
Putnam U.S. Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.371% ...... $3,212,791 $58,793,267 $(52,438,448) $— $— $9,567,610 9,567,610 $173,377
Total Affiliated Securities ... $3,212,791 $58,793,267 $(52,438,448) $— $— $9,567,610 $173,377
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Large Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 296,456,373 $ — $ — $ 296,456,373
Automobiles .......................... 580,799,564 — — 580,799,564
Biotechnology ......................... 211,351,187 — — 211,351,187
Broadline Retail ....................... 720,565,981 — — 720,565,981
Building Products ...................... 117,536,878 — — 117,536,878
Capital Markets ........................ 133,748,595 — — 133,748,595
Chemicals ........................... 91,481,193 — — 91,481,193
Commercial Services & Supplies ........... 78,113,225 — — 78,113,225
Communications Equipment .............. 122,363,498 — — 122,363,498
Construction Materials .................. 127,305,599 — — 127,305,599
Consumer Finance ..................... 101,700,937 — — 101,700,937
Electric Utilities ........................ 104,618,631 — — 104,618,631
Electrical Equipment .................... 176,814,094 — — 176,814,094
Entertainment ......................... 420,632,511 — — 420,632,511
Financial Services ...................... 618,298,611 — — 618,298,611
Ground Transportation .................. 103,097,515 — — 103,097,515
Health Care Equipment & Supplies ......... 308,367,426 — — 308,367,426
Hotels, Restaurants & Leisure ............. 297,701,352 — — 297,701,352
Interactive Media & Services .............. 909,372,284 — — 909,372,284
IT Services ........................... 132,752,632 — — 132,752,632
Life Sciences Tools & Services ............ — 98,525,091 — 98,525,091
Machinery ............................ 99,192,895 — — 99,192,895
Pharmaceuticals ....................... 409,050,863 84,778,138 — 493,829,001
Real Estate Management & Development .... 217,147,219 — — 217,147,219
Semiconductors & Semiconductor Equipment . 3,381,444,694 — — 3,381,444,694
Software ............................. 2,409,126,205 — — 2,409,126,205
Specialized REITs ...................... 109,061,642 — — 109,061,642
Technology Hardware, Storage & Peripherals . 1,359,083,367 — — 1,359,083,367
Short Term Investments ................... 177,685,862 — — 177,685,862
Total Investments in Securities ........... $13,814,870,833 $183,303,229
a
$— $13,998,174,062

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,344,876 $ 3,213,316 $ — $ 10,558,192
Air Freight & Logistics ................... 5,660,440 — — 5,660,440
Automobiles .......................... 18,861,350 — — 18,861,350
Banks ............................... 15,635,310 — — 15,635,310
Beverages ........................... 9,024,489 — — 9,024,489
Biotechnology ......................... 12,157,622 — — 12,157,622
Broadline Retail ....................... 30,509,184 — — 30,509,184
Building Products ...................... 2,854,760 — — 2,854,760
Capital Markets ........................ 13,498,744 — — 13,498,744
Chemicals ........................... 6,967,573 — — 6,967,573
Commercial Services & Supplies ........... 3,667,237 — — 3,667,237
Communications Equipment .............. 13,507,877 — — 13,507,877
Construction Materials .................. 4,374,424 — — 4,374,424
Consumer Finance ..................... 6,844,769 — — 6,844,769
Consumer Staples Distribution & Retail ...... 13,012,972 — — 13,012,972
Diversified Telecommunication Services ..... 1,218,641 — — 1,218,641
Electric Utilities ........................ 12,541,375 — — 12,541,375
Electrical Equipment .................... 3,161,511 — — 3,161,511
Entertainment ......................... 20,159,597 — — 20,159,597
Financial Services ...................... 26,419,780 — — 26,419,780
Food Products ........................ 1,198,731 — — 1,198,731
Ground Transportation .................. 3,041,106 — — 3,041,106
Health Care Equipment & Supplies ......... 12,080,024 — — 12,080,024
Health Care Providers & Services .......... 14,630,252 — — 14,630,252
Health Care REITs ..................... 3,336,386 — — 3,336,386
Hotels, Restaurants & Leisure ............. 4,202,231 — — 4,202,231
Household Products .................... 4,394,864 — — 4,394,864
Industrial Conglomerates ................ 4,824,068 — — 4,824,068
Industrial REITs ....................... 3,002,358 — — 3,002,358
Insurance ............................ 15,615,884 2,629,151 — 18,245,035
Interactive Media & Services .............. 48,167,301 — — 48,167,301
Life Sciences Tools & Services ............ 12,674,798 — — 12,674,798
Machinery ............................ 9,095,653 — — 9,095,653
Media ............................... 882,512 — — 882,512
Metals & Mining ....................... 1,551,834 2,335,771 — 3,887,605
Multi-Utilities .......................... 3,551,164 — — 3,551,164
Oil, Gas & Consumable Fuels ............. 16,725,769 4,442,507 — 21,168,276
Passenger Airlines ..................... 1,367,530 — — 1,367,530
Pharmaceuticals ....................... 17,977,156 — — 17,977,156
Semiconductors & Semiconductor Equipment . 113,732,070 — — 113,732,070
Software ............................. 59,383,218 — — 59,383,218
Specialized REITs ...................... 6,530,980 — — 6,530,980
Specialty Retail ........................ 7,178,168 — — 7,178,168
Technology Hardware, Storage & Peripherals . 43,829,857 — — 43,829,857
Textiles, Apparel & Luxury Goods .......... 1,996,429 — — 1,996,429
Tobacco ............................. 3,654,869 — — 3,654,869
Trading Companies & Distributors .......... 2,697,173 — — 2,697,173
U.S. Government and Agency Securities ....... — 123,402 — 123,402
Options Purchased ....................... — 4,381 — 4,381
Short Term Investments ................... 9,567,610 899,111 — 10,466,721
Total Investments in Securities ........... $654,312,526 $13,647,639
b
$— $667,960,165
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam U.S. Research Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $387,822 $— $387,822
Futures Contracts ....................... 34,188 — — 34,188
Total Other Financial Instruments ......... $34,188 $387,822 $— $422,010
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 56,220 $ — $ 56,220
Total Other Financial Instruments ......... $— $56,220 $— $56,220
a
Includes foreign securities valued at $183,303,229, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $12,620,745, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
REIT Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.